Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings (Loss) per Share Basic and Diluted

The following table presents EPS and diluted EPS for the years ended December 31, 2014, 2013 and 2012, respectively. These balances have been retroactively adjusted to give effect to the Company’s 1-for-436.69219 reverse stock split declared effective on May 30, 2014, discussed in Note 12.

	Year Ended December 31,
(in thousands, except per share data)	2014	2013	2012
Earnings (losses):
Net income (loss) available to common shareholders	$(67,332)	$(22,218)	$30,282
Shares:
Weighted average common shares outstanding	43,476	37,270	16,123
Dilutive effect of restricted stock units*	—	—	—

Diluted weighted average shares outstanding	43,476	37,270	16,123

Income (loss) per share:
Income (loss) per share—basic and diluted	$(1.55)	$(0.60)	$1.88

*	Refer to Note 17 for discussion of restricted stock units granted in June 2014 to certain Company directors. As net loss was reported for the year ended December 31, 2014, potentially dilutive awards have not been included within the calculation of diluted EPS, as they would have an anti-dilutive effect.